Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2017
Trade accounts payable [Abstract]
Trade accounts payable
Description	2017	2016

Invoices payable	116,218	101,768
Services to be billed	9,808	5,230
Related parties	2,087	1,437
Total	128,113	108,435

Aging of trade accounts payable
The aging of trade accounts payable is as follows:

Description	2017	2016

Unbilled	9,808	5,230
Falling due	41,480	74,577
Overdue up to 30 days	41,291	12,097
Overdue from 30 to 60 days	6,987	1,713
Overdue from 31 to 90 days	6,749	2,479
Overdue from 91 to 180 days	10,366	1,472
Overdue from 181 to 360 days	4,487	1,219
Overdue for more than 360 days	6,945	9,648
Total	128,113	108,435